TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other accounts receivable [text block]
	As of	As of
	December 31,	December 31,
	2019	2018
	ThUS$	ThUS$
		Restated
Trade accounts receivable	1,073,599	1,077,561
Other accounts receivable	275,876	188,393
Total trade and other accounts receivable	1,349,475	1,265,954
Less: Expected credit loss	(100,402)	(97,991)
Total net trade and accounts receivable	1,249,073	1,167,963
Less: non-current portion – accounts receivable	(4,725)	(5,381)
Trade and other accounts receivable, current	1,244,348	1,162,582

Schedule of expected credit losses [text block]
	As of December 31, 2019			As December 31, 2018
	Expected	Gross book	Impairment loss	Expected	Gross book	Impairment loss
Portfolio maturity	loss rate (1)	value (2)	Provision	loss rate (1)	value (2)	Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$

Up to date	2%	875,889	(16,433)	3%	888,930	(23,933)
From 1 to 90 days	8%	56,537	(4,253)	5%	91,387	(5,014)
From 91 to 180 days	28%	16,922	(4,747)	45%	11,085	(4,983)
From 181 to 360 days	39%	47,865	(18,459)	65%	15,078	(9,864)
more of 360 days	74%	76,386	(56,510)	76%	71,081	(54,197)
Total	9%	1,073,599	(100,402)	9%	1,077,561	(97,991)

(1) Corresponds to the expected average rate.

(2) the gross book value represents the maximum growth risk value of trade accounts receivable.

Schedule of trade and other accounts receivable and non-current accounts receivable [text block]
	As of	As of
	December 31,	December 31,
Currency	2019	2018
	ThUS$	ThUS$

Argentine Peso	47,079	82,893
Brazilian Real	537,224	511,174
Chilean Peso	131,543	118,546
Colombian peso	2,288	7,259
Euro	32,711	49,044
US Dollar	436,774	110,312
Other currency (*)	61,454	288,735
Total	1,249,073	1,167,963

(*) Other currencies
Australian Dollar	20,964	100,733
Chinese Yuan	2,145	5,106
Danish Krone	54	475
Pound Sterling	7,428	18,129
Indian Rupee	37	7,163
Japanese Yen	1,222	56,589
Norwegian Kroner	14	283
Swiss Franc	535	5,046
Korean Won	8,172	31,381
New Taiwanese Dollar	1,117	6,180
Other currencies	19,766	57,650
Total	61,454	288,735
(*)	Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.

Schedule of allowance for impairment loss of trade and other accounts receivables [text block]
		Adoption
	Opening	adjustment		(Increase)	Closing
	balance	IFRS 9 (*)	Write-offs	Decrease	balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2017	(77,054)	-	8,249	(19,104)	(87,909)
From January 1 to December 31, 2018	(87,909)	(10,524)	8,620	(8,178)	(97,991)
From January 1 to December 31, 2019	(97,991)	-	12,569	(14,980)	(100,402)
(*)	Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.

Schedule of accounts receivable categories [text block]
	As of December 31, 2019			As of December 31, 2018
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,073,599	(100,402)	973,197	1,077,561	(97,991)	979,570
Other accounts receivable	275,876	-	275,876	188,393	-	188,393